Taxes And Charges	12 Months Ended
Dec. 31, 2025
Taxes And Charges
Taxes And Charges

23.     TAXES AND CHARGES

23.1   RECOVERABLE TAXES

	Dec. 31, 2025	Dec. 31, 2024
Current
ICMS (VAT) (a)	551	485
PIS/Pasep (b)	1	1
Cofins (b)	7	5
Others	21	20
	580	511
Non-current
ICMS (VAT) (a)	920	847
PIS/Pasep (b)	138	132
Cofins (b)	499	476
	1,557	1,455
	2,137	1,966

a)   ICMS (VAT) credits

The ICMS (VAT) credits reported in non-current assets arise mainly from acquisitions of property, plant and equipment, and intangible assets, and can be offset against taxes payable in the next 48 months. The transfer to non-current is made in accordance with management's best estimate of the amounts which will likely be realized in 12 months after these financial statements reporting date.

b)   Pis/Pasep and Cofins taxes credits over ICMS

In May 2019, CEMIG and its subsidiaries recognized PIS/Pasep and Cofins credits related to the amounts paid of these contributions incident on ICMS, for the period from July 2003 to May 2019. The methods for recovering these credits are: (i) offsetting the recoverable balance against amounts payable, on a monthly basis, of other federal taxes; or (ii) receiving Federal Government court‑ordered payments. With respect to CEMIG D and CEMIG GT, the offsetting process was authorized in order to accelerate the recovery of the credits. With respect to CEMIG parent company, the expectation is to receive these credits through court‑ordered payments, considering that it does not have sufficient monthly tax payments to justify the use of offsetting.

In this context, CEMIG parent company has a balance of R$589 recorded in non‑current assets related to these credits, which will be received through court‑ordered payments and are being adjusted by the Selic rate.

23.2   INCOME AND SOCIAL CONTRIBUTION TAXES

a)      Income tax and social contribution tax recoverable

The income tax and social contribution balances refer to credits from previous years' tax returns, withholdings made in the current year and prepayments that will be offset against federal taxes payable to be determined at the end of the fiscal year or in subsequent periods.

The balances of current tax assets and liabilities relating to income tax and social contribution are presented net when the requirements of IAS 12 are met.

	Dec. 31, 2025	Dec. 31, 2024
Income tax	767	500
Social contribution tax	223	89
	990	589

Current	397	7
Non-current	593	582

b)     Income tax and social contribution tax

The balances of income tax and social contribution tax recorded in current liabilities refer mainly to the taxes owed by the subsidiaries which report by the Real Income method and have opted to make monthly payments based on estimated revenue, and also by the subsidiaries that have opted for the Presumed Income method, in which payments are made quarterly.

	Dec. 31, 2025	Dec. 31, 2024
Current
Income tax	113	119
Social contribution tax	20	44
	133	163

c)      Deferred income tax and social contribution tax

The Company has deferred taxed assets and liabilities from unused tax loss carryforwards, negative base for the social contribution tax, and deductible temporary differences, at the statutory rates applicable to each legal entity in Brazil of 25% (for Income tax) and 9% (for the social contribution tax), as follows:

	Dec. 31, 2024	Profit and loss	Comprehensive income	Others	Dec. 31, 2025
Deferred tax assets
Tax loss carryforwards	956	107	-	-	1,063
Provisions for contingencies	619	134	-	-	753
Impairment on investments	17	(1)	-	-	16
Provision for income sharing payments	30	8	-	-	38
Post-employment obligations	1,465	(567)	(37)	(257)	604
Provision for expected credit losses	350	57	-	-	407
Onerous concession	12	-	-	-	12
Rights of use	134	(3)	-	-	131
Others	18	(3)	-	-	15
Total	3,601	(268)	(37)	(257)	3,039

Deferred tax liabilities
Deemed cost	(147)	5	-	-	(142)
Acquisition costs of equity interests	(339)	13	-	-	(326)
Borrowing costs capitalized	(199)	(20)	-	-	(219)
Adjustment to expectation of cash flow – Concession assets	(387)	(71)	-	-	(458)
Revenues arising from transmission contract asset	(1,400)	119	-	-	(1,281)
Adjustment to fair value: Swap/Loss	(1)	2	-	-	1
Reimbursement of costs – GSF	(184)	46	-	-	(138)
Lease liabilities	(119)	5	-	-	(114)
Others	(34)	(40)	-	(4)	(78)
Total	(2,810)	59	-	(4)	(2,755)
Total, net	791	(209)	(37)	(261)	284

Total assets	2,334				1,853
Total liabilities	(1,543)				(1,569)

	Dec. 31, 2023	Profit and loss	Comprehensive income	Others	Dec. 31, 2024
Deferred tax assets
Tax loss carryforwards	1,219	(263)	-	-	956
Provisions for contingencies	723	(104)	-	-	619
Impairment on investments	57	(40)	-	-	17
Provision for income sharing payments	48	(18)	-	-	30
Post-employment obligations	1,812	47	(394)	-	1,465
Provision for expected credit losses	326	24	-	-	350
Onerous concession	12	-	-	-	12
Rights of use	126	8	-	-	134
Others	13	5	-	-	18
Total	4,424	(429)	(394)	-	3,601

Deferred tax liabilities
Deemed cost	(155)	8	-	-	(147)
Acquisition costs of equity interests	(439)	100	-	-	(339)
Borrowing costs capitalized	(182)	(17)	-	-	(199)
Adjustment to expectation of cash flow – Concession assets	(334)	(53)	-	-	(387)
Revenues arising from transmission contract asset	(931)	(469)	-	-	(1,400)
Adjustment to fair value: Swap/Loss	(126)	125	-	-	(1)
Reimbursement of costs – GSF	(229)	45	-	-	(184)
Lease liabilities	(127)	8	-	-	(119)
Others	32	(61)	-	(5)	(34)
Total	(2,491)	(314)	-	(5)	(2,810)
Total, net	1,933	(743)	(394)	(5)	791

Total assets	3,045				2,334
Total liabilities	(1,112)				(1,543)

The estimates of future taxable profit, which form the basis for the analysis of the recoverability of net deferred tax assets, are based on annual and long‑term budgets, both periodically reviewed, as well as on the historical profitability. However, future taxable profit may be higher or lower than the estimates considered by Management when determining the need to recognize or not the amount of the deferred tax asset.

On the basis of the individual estimates of the Company and its subsidiaries, future taxable profits enable the Deferred tax asset existing on December 31, 2025 to be realized, as follows:

2026	443
2027	379
2028	543
2029	366
2030 a 2032	680
2033 a 2035	628
3,039

Unrecognized temporary differences

On December 31, 2025 and 2024, there are no unrecognized temporary differences in tax losses and negative bases, as there is probable certainty that sufficient future income will be generated to realize these assets.

Uncertainties in the treatment of taxes on income

In the consolidated financial statements of December 31, 2025 and 2024, the Company did not recognize any amounts related to uncertainties over tax treatment of income.

d)     Reconciliation of income tax and social contribution expenses

This table reconciles the statutory income tax (rate 25%) and social contribution tax (rate 9%) with the current income tax expense in the statement of income:

	2025	2024	2023
Profit before income tax and social contribution tax	5,671	9,358	6,851
Income tax and social contribution tax – nominal expense (34%)	(1,928)	(3,182)	(2,329)
Tax effects applicable to:
Gain in subsidiaries by equity method	30	66	93
Tax incentives	96	166	89
Effects from subsidiaries taxed based on gross revenues	109	95	92
Non-deductible penalties	(70)	(78)	(95)
Interest on own capital	823	629	950
Monetary update on tax overpayments	11	29	101
Others	158	36	15
Income tax and Social Contribution – effective gain (expense)	(771)	(2,239)	(1,084)
Current tax	(562)	(1,495)	(943)
Deferred tax	(209)	(744)	(141)
	(771)	(2,239)	(1,084)
Effective rate	13.60%	23.93%	15.82%

Accounting policy

The income tax and social contribution tax expenses represents the total amount of current and deferred taxes, which are presented separately in the financial statements.  The Company is subject to the regular tax regime ‘Lucro Real’. However, its subsidiaries that can benefit from the favorable tax regime, according to tax law, analyze the payable tax projection for the next year, in order to determine the tax regime that reduces its taxes payment.

Deferred and current tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity.

In accordance with IFRIC 23, the Company and its subsidiaries evaluate positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Current

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Advances, or tax credits, are presented as current or non-current assets, in accordance with the expected date of their realization at the balance sheet date, when the tax amounts are duly calculated and offset against advances made.

Deferred

Deferred tax is recognized for temporary differences between the carrying amount of an asset or liability in the statement of financial position and its tax base at the reporting date.

Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received and all associated conditions will be complied, in accordance with IAS 20.

The subsidiaries CEMIG D, CEMIG GT and Central Eólica Volta do Rio have projects located in the SUDENE incentivized area, for which the right to a 75% reduction in corporate income tax, including the additional rate, has been recognized, as well as a 30% reduction of the IRPJ payable, after the 75% reduction, due to the reinvestment benefit.

Tax incentives of this nature, in the form of exemption or reduction of corporate income tax, meet the definition of a government grant and are recognized by recording the full tax expense in profit or loss as if it were due, with a corresponding credit to government grant income, presented as a deduction from income tax expense.

Given the legal restriction on the distribution of net income corresponding to the tax incentive, the Company maintains the amount related to the incentive granted in the tax incentive reserve. More details in note 4.

Estimations and judgments

Deferred taxes

Deferred tax liabilities are recognized for all the inter-temporal tax differences. Deferred tax assets are recognized for all the temporary differences deductible, to the extent that it is probable that future taxable income will be available for the temporary differences to be offset, except:

•         When the deferred tax asset or liability arises from recognition of goodwill or of an asset or liability in a transaction which is not a business combination and, on the date of the transaction, does not affect the accounting profit or the profit or loss for tax purposes, except when the transaction gives rise to temporary differences that are both taxable and deductible, in which the entity must recognize a deferred tax asset or liability and must recognize the resulting deferred tax expense or revenue in the income statement;

•         In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future; and

•         In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable income will be available against which the temporary differences can be utilized.

These taxes are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred income tax and social contribution tax assets are reviewed at the reporting date and are reduced to the extent that their realization is no longer probable or recognized to the extent that it becomes probable that future taxable incomes will allow them to be recovered.

The Company offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

The estimated taxable incomes forecast, on which the realization of deferred tax asset are based, are determined by the annual budget and the long-term budget, both reviewed periodically, and by the historical income. However, the taxable income may be either higher or lower than the evaluation used by the management when the amount of the deferred tax recognized was determined.

Uncertainties on the treatment of taxes on profit

The uncertainties about the treatment of taxes on profit represent the risks that the tax authority may not accept a given tax treatment applied by the Company. The Company estimates the probability of the tax authority accepting the uncertain tax treatment based on technical assessments of its legal advisors, taking into account case law precedents applicable to the current tax legislation.

23.3   TAXES PAYABLE AND PIS/PASEP AND COFINS TAXES TO BE REFUNDED TO CUSTOMERS

	Dec. 31, 2025	Dec. 31, 2024
Current
ICMS	154	146
Cofins (a)	265	278
PIS/Pasep (a)	57	61
INSS	64	59
Others (1)	206	181
	746	725
Non-current
Cofins (a)	404	407
PIS/Pasep (a)	88	89
	492	496
	1,238	1,221
Amounts to be refunded to customers
Current
PIS/Pasep and Cofins (b)	-	185
ICMS	341	341
Non-current
PIS/Pasep and Cofins (b)	151	166
	492	692

(1)	This includes the retention, at source, of income tax on the Interest on Equity declared. This tax was paid in the subsequent month, in accordance with the tax legislation. More details in note 3.4.

a) Tax reform

The deferred PIS/Pasep and Cofins liabilities were maintained due to the absence of specific regulatory guidance on the matter within the scope of the tax reform. Complementary Law No. 214/2025 provides some indications regarding the treatment applicable to transmission revenues; however, further clarification through regulation is still required in order to define the procedure to be adopted with respect to construction revenues recognized prior to the effective date of the Contribution on Goods and Services (CBS)

b) PIS/Pasep and Cofins taxes to be refunded to customers

The amounts of PIS/Pasep and Cofins to be refunded to customers by CEMIG D and Gasmig due to the exclusion of ICMS from the calculation basis of these contributions represent the amounts of R$26 (R$209 on December 31, 2024) and R$125 (R$143 on December 31, 2024, respectively. The criteria for refunding Gasmig's PIS/Pasep and Cofins credits to customers will still be the subject of discussions with the Minas Gerais Development Secretariat.

Movement of amounts to be refunded to customers

Balances on December 31, 2022	3,304
Consumers refunds	(1,909)
Federal Revenue Inspection	(67)
Financial adjustments - Selic	190
Balances on December 31, 2023	1,518
Consumers refunds	(513)
Reversal of amounts to be refunded to customers	(411)
Financial adjustments - Selic	65
Others	33
Balances on December 31, 2024	692
Consumers refunds	(209)
Financial adjustments - Selic	14
Others	(5)
Balances on December 31, 2025	492

(1)     This refers to a refund through the effective tax rate, related to tax credits (indébito tributário) identified by the Company, in accordance with Law 14,385/2022.

c) Direct Action of Unconstitutionality (ADI) 7,324 – Amounts to be refunded to customers

On August 14, 2025, the Federal Supreme Court (STF) ruled on Direct Action of Unconstitutionality No. 7,324, which challenges the constitutionality of Law No. 14,385/2022, addressing the refund to customers of taxes unduly paid by electricity distribution companies.

The decision allows the deduction, from the amount to be refunded to customers, of the taxes levied on the tax credit (indébito), as well as the specific legal fees incurred by the concessionaires. The Court also established a ten‑year statute of limitations, counted prospectively from the date on which the indébito is effectively refunded to the electricity distribution companies or from the final approval of the compensation performed. Additionally, the STF ruled that amounts received in good faith by customers will not be subject to restitution to the distribution companies.

Given that the amounts to be refunded to the distribution company are still under administrative review, the Company is awaiting the approval (homologation) of the identified tax credits by the Brazilian Federal Revenue Service in order to proceed with the reimbursement of the corresponding portion to customers. Since the Company has already made the full refund of the credits to customers, there are no impacts from the decision to be recognized.

23.4   REGULATORY CHARGES

	Dec. 31, 2025	Dec. 31, 2024
Liabilities
Global Reversion Reserve (RGR)	29	28
Energy Development Account (CDE)	102	76
Grantor inspection fee – ANEEL	4	4
Energy Efficiency Program	241	188
Research and development (R&D)	140	146
Energy System Expansion Research	5	5
National Scientific and Technological Development Fund	10	10
Proinfa – Alternative Energy Program	7	9
Royalties for use of water resources	14	12
Emergency capacity charge	26	26
CDE on R&D (1)	3	3
CDE on EEP	5	5
Others	3	4
	589	516

Current liabilities	441	344
Non-current liabilities	148	172

a)      Research, development and innovation

Every year, energy distribution, generation and transmission concessionaires and permit holders must allocate 1% of their regulatory net operating revenue to research, development and innovation projects in the energy sector.

The movement of balances is as follows:

	Consolidated
	Dec. 31, 2024	Additions	Expenses	Investments	Monetary updating	Dec. 31, 2025
FNDCT	10	19	(19)	-	-	10
MME	5	9	(9)	-	-	5
R&D (1)	146	11	-	(20)	3	140
PEE	188	88	-	(60)	25	241
Total	349	127	(28)	(80)	28	396

	Consolidated
	Dec,31,2023	Additions	Expenses	Investments	Monetary updating	Dec. 31, 2024
FNDCT	9	48	(47)	-	-	10
MME	5	24	(24)	-	-	5
R&D (1)	150	36	-	(56)	16	146
PEE	187	83	(45)	(54)	17	188
Total	351	191	(116)	(110)	33	349

(1)	The changes in R&D are presented net of services in progress, which amounted to R$6 on December 31, 2025 and R$4 on 2024